July 3, 2007

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

RE:	Dreyfus BASIC U.S. Government Money Market Fund
1933 Act No.: 33-46503
1940 Act No.: 811-6604
CIK No.:0000885408

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 29, 2007.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6845.

Sincerely,

/s/ Anthony J. Galioto
Anthony J. Galioto
Assistant General Counsel